Fair Value Measurements (Details) - Fastenal Company & Subsidiaries 401(k) and Employee Stock Ownership Plan - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments at Fair Value [Line Items]
Total investments at fair value	$ 1,206,599,971	$ 1,039,093,227
Total
Investments at Fair Value [Line Items]
Total investments at fair value	1,206,599,971	1,039,093,227
Total | Mutual funds
Investments at Fair Value [Line Items]
Total investments at fair value	458,459,578	403,598,461
Total | Fastenal Company common stock
Investments at Fair Value [Line Items]
Total investments at fair value	316,565,240	285,153,120
Total | Stable value fund
Investments at Fair Value [Line Items]
Total investments at fair value	22,812,882	22,628,532
Total | Common/collective trust funds
Investments at Fair Value [Line Items]
Total investments at fair value	408,762,271	327,713,114
Level 1
Investments at Fair Value [Line Items]
Total investments at fair value	775,024,818	688,751,581
Level 1 | Mutual funds
Investments at Fair Value [Line Items]
Total investments at fair value	458,459,578	403,598,461
Level 1 | Fastenal Company common stock
Investments at Fair Value [Line Items]
Total investments at fair value	316,565,240	285,153,120
Level 1 | Stable value fund
Investments at Fair Value [Line Items]
Total investments at fair value	0	0
Level 1 | Common/collective trust funds
Investments at Fair Value [Line Items]
Total investments at fair value	0	0
Level 2
Investments at Fair Value [Line Items]
Total investments at fair value	431,575,153	350,341,646
Level 2 | Mutual funds
Investments at Fair Value [Line Items]
Total investments at fair value	0	0
Level 2 | Fastenal Company common stock
Investments at Fair Value [Line Items]
Total investments at fair value	0	0
Level 2 | Stable value fund
Investments at Fair Value [Line Items]
Total investments at fair value	22,812,882	22,628,532
Level 2 | Common/collective trust funds
Investments at Fair Value [Line Items]
Total investments at fair value	408,762,271	327,713,114
Level 3
Investments at Fair Value [Line Items]
Total investments at fair value	0	0
Level 3 | Mutual funds
Investments at Fair Value [Line Items]
Total investments at fair value	0	0
Level 3 | Fastenal Company common stock
Investments at Fair Value [Line Items]
Total investments at fair value	0	0
Level 3 | Stable value fund
Investments at Fair Value [Line Items]
Total investments at fair value	0	0
Level 3 | Common/collective trust funds
Investments at Fair Value [Line Items]
Total investments at fair value	$ 0	$ 0